JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 97.2%
Aerospace & Defense — 3.1%
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	154,000	159,968
Howmet Aerospace, Inc.
6.88%, 5/1/2025	866,000	1,008,630
5.95%, 2/1/2037	762,000	897,179
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	700,000	750,750
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	593,000	636,728
4.60%, 6/15/2028	250,000	241,002
TransDigm, Inc.
6.25%, 3/15/2026 (a)	3,030,000	3,211,800
5.50%, 11/15/2027	791,000	816,312
Triumph Group, Inc. 8.88%, 6/1/2024 (a)	200,000	220,500

		7,942,869

Air Freight & Logistics — 0.8%
XPO Logistics, Inc.
6.50%, 6/15/2022 (a)	380,000	380,361
6.75%, 8/15/2024 (a)	960,000	1,017,168
6.25%, 5/1/2025 (a)	609,000	652,391

		2,049,920

Auto Components — 1.9%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	200,000	201,500
Adient US LLC 7.00%, 5/15/2026 (a)	489,000	530,565
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	130,000	144,950
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	720,000	746,100
6.50%, 4/1/2027	397,000	414,865
Clarios Global LP
6.25%, 5/15/2026 (a)	558,000	592,875
8.50%, 5/15/2027 (a)	150,000	161,438
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	197,000	223,093
5.63%, 11/15/2026 (a)	122,000	98,405
Dana, Inc. 5.50%, 12/15/2024	286,000	291,920
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	300,000	306,000
Icahn Enterprises LP
4.75%, 9/15/2024	118,000	121,540
6.25%, 5/15/2026	480,000	501,571
5.25%, 5/15/2027	480,000	504,000
Tenneco, Inc. 5.00%, 7/15/2026	158,000	142,105

		4,980,927

Investments	Principal Amount($)	Value($)
Automobiles — 0.3%
Ford Motor Co.
8.50%, 4/21/2023	246,000	275,982
7.45%, 7/16/2031	293,000	367,715

		643,697

Banks — 0.2%
CIT Group, Inc. 6.13%, 3/9/2028	480,000	589,200

Building Products — 1.5%
American Woodmark Corp. 4.88%, 3/15/2026 (a)	35,000	35,788
Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	491,000	530,894
Forterra Finance LLC 6.50%, 7/15/2025 (a)	216,000	230,650
Griffon Corp. 5.75%, 3/1/2028	411,000	435,455
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	486,000	511,515
Masonite International Corp. 5.38%, 2/1/2028 (a)	237,000	252,196
PGT Innovations, Inc. 6.75%, 8/1/2026 (a)	122,000	130,082
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	145,000	152,069
4.75%, 1/15/2028 (a)	779,000	820,871
Summit Materials LLC 6.50%, 3/15/2027 (a)	638,000	676,280

		3,775,800

Capital Markets — 1.0%
LPL Holdings, Inc.
5.75%, 9/15/2025 (a)	574,000	594,101
4.63%, 11/15/2027 (a)	573,000	587,325
MSCI, Inc.
5.38%, 5/15/2027 (a)	404,000	432,785
4.00%, 11/15/2029 (a)	832,000	890,548

		2,504,759

Chemicals — 2.9%
Ashland LLC 4.75%, 8/15/2022 (b)	11,000	11,540
Avient Corp. 5.75%, 5/15/2025 (a)	184,000	196,650
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	500,000	527,500
CF Industries, Inc.
4.95%, 6/1/2043	38,000	47,357
5.38%, 3/15/2044	326,000	414,428
Chemours Co. (The)
7.00%, 5/15/2025	18,000	18,630
5.38%, 5/15/2027	412,000	428,480

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CVR Partners LP 9.25%, 6/15/2023 (a)	334,000	331,912
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	436,000	444,502
Hexion, Inc. 7.88%, 7/15/2027 (a)	455,000	487,988
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)	200,000	203,600
Methanex Corp. (Canada) 5.25%, 12/15/2029	219,000	229,430
OCI NV (Netherlands) 5.25%, 11/1/2024 (a)	400,000	416,000
Olin Corp.
9.50%, 6/1/2025 (a)	182,000	222,495
5.13%, 9/15/2027	60,000	62,250
5.63%, 8/1/2029	230,000	247,236
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	403,000	399,978
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	170,000	181,475
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	450,000	460,125
Tronox, Inc.
6.50%, 5/1/2025 (a)	382,000	406,944
6.50%, 4/15/2026 (a)	456,000	473,661
Valvoline, Inc.
4.38%, 8/15/2025	158,000	163,342
4.25%, 2/15/2030 (a)	78,000	82,095
Venator Finance SARL 9.50%, 7/1/2025 (a)	197,000	215,715
W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	698,000	731,155

		7,404,488

Commercial Services & Supplies — 2.5%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	282,000	289,050
ADT Security Corp. (The)
3.50%, 7/15/2022	514,000	526,208
4.13%, 6/15/2023	355,000	374,081
4.88%, 7/15/2032 (a)	230,000	241,845
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	594,000	638,550
9.75%, 7/15/2027 (a)	316,000	350,450
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	194,000	204,369
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	236,000	236,590
9.50%, 11/1/2027 (a)	430,000	479,450
GFL Environmental, Inc. (Canada)
4.25%, 6/1/2025 (a)	491,000	506,958
8.50%, 5/1/2027 (a)	326,000	360,230
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	451,000	463,966

Investments	Principal Amount($)	Value($)
Nielsen Finance LLC
5.00%, 4/15/2022 (a)	50,000	50,000
5.63%, 10/1/2028 (a)	644,000	686,472
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (a)	250,000	265,000
5.75%, 4/15/2026 (a)	784,000	850,640

		6,523,859

Communications Equipment — 1.0%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	710,000	727,537
5.00%, 3/15/2027 (a)	249,000	247,755
CommScope, Inc.
5.50%, 3/1/2024 (a)	212,000	217,830
6.00%, 3/1/2026 (a)	631,000	665,705
8.25%, 3/1/2027 (a)	606,000	652,965
ViaSat, Inc. 5.63%, 4/15/2027 (a)	18,000	18,900

		2,530,692

Construction & Engineering — 0.8%
AECOM
5.88%, 10/15/2024	640,000	710,400
5.13%, 3/15/2027	381,000	425,767
MasTec, Inc. 4.50%, 8/15/2028 (a)	500,000	522,290
Pike Corp. 5.50%, 9/1/2028 (a)	250,000	261,875

		1,920,332

Consumer Finance — 4.6%
Ally Financial, Inc. 5.75%, 11/20/2025	841,000	982,095
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	145,000	123,250
Ford Motor Credit Co. LLC
5.58%, 3/18/2024	1,500,000	1,610,625
5.13%, 6/16/2025	1,400,000	1,511,580
4.13%, 8/17/2027	2,400,000	2,481,000
4.00%, 11/13/2030	500,000	505,000
Navient Corp. 7.25%, 9/25/2023	544,000	592,960
OneMain Finance Corp.
6.13%, 5/15/2022	659,000	695,245
6.13%, 3/15/2024	1,023,000	1,108,370
7.13%, 3/15/2026	1,869,000	2,151,387

		11,761,512

Containers & Packaging — 1.8%
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	200,000	211,476
4.13%, 8/15/2026 (a)	200,000	207,500
5.25%, 8/15/2027 (a)	200,000	208,570
Ball Corp.
4.00%, 11/15/2023	80,000	85,257
5.25%, 7/1/2025	374,000	429,169
4.88%, 3/15/2026	90,000	101,287

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Berry Global, Inc. 4.88%, 7/15/2026 (a)	203,000	215,517
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	416,000	446,160
Graphic Packaging International LLC
4.88%, 11/15/2022	111,000	116,047
4.75%, 7/15/2027 (a)	54,000	59,400
Greif, Inc. 6.50%, 3/1/2027 (a)	6,000	6,345
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	212,000	226,310
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	458,000	463,725
7.25%, 4/15/2025 (a)	622,000	624,302
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	182,000	197,015
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	312,000	317,289
Sealed Air Corp.
4.00%, 12/1/2027 (a)	186,000	199,020
6.88%, 7/15/2033 (a)	170,000	225,055
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a)(b)	200,000	209,500

		4,548,944

Distributors — 0.5%
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	879,000	935,036
Wolverine Escrow LLC
8.50%, 11/15/2024 (a)	205,000	171,944
9.00%, 11/15/2026 (a)	114,000	95,760

		1,202,740

Diversified Consumer Services — 0.1%
Service Corp. International
4.63%, 12/15/2027	30,000	31,800
5.13%, 6/1/2029	153,000	170,021

		201,821

Diversified Financial Services — 0.4%
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	832,000	973,024

Diversified Telecommunication Services — 5.7%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	700,000	789,040
Altice France SA (France)
7.38%, 5/1/2026 (a)	630,000	661,500
5.50%, 1/15/2028 (a)	1,050,000	1,094,887

Investments	Principal Amount($)	Value($)
CCO Holdings LLC
5.75%, 2/15/2026 (a)	2,561,000	2,654,758
5.50%, 5/1/2026 (a)	47,000	48,950
5.13%, 5/1/2027 (a)	1,550,000	1,630,778
5.38%, 6/1/2029 (a)	551,000	601,968
4.75%, 3/1/2030 (a)	1,568,000	1,660,512
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	84,000	94,185
Series U, 7.65%, 3/15/2042	34,000	40,205
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	367,000	379,394
Embarq Corp. 8.00%, 6/1/2036	205,000	246,246
Frontier Communications Corp. 5.88%, 10/15/2027 (a)	700,000	735,875
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	261,000	272,249
Sprint Capital Corp.
6.88%, 11/15/2028	723,000	938,960
8.75%, 3/15/2032	460,000	705,353
Telecom Italia Capital SA (Italy) 7.72%, 6/4/2038	836,000	1,143,807
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	251,000	272,963
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 8/15/2026 (a)	200,000	209,226
4.50%, 8/15/2030 (a)	250,000	262,062
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	145,000	144,259

		14,587,177

Electric Utilities — 1.7%
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (a)	35,000	36,839
4.50%, 9/15/2027 (a)	288,000	315,360
NRG Energy, Inc.
6.63%, 1/15/2027	525,000	552,563
5.75%, 1/15/2028	341,000	372,150
5.25%, 6/15/2029 (a)	309,000	337,403
3.63%, 2/15/2031 (a)	400,000	415,000
PG&E Corp. 5.25%, 7/1/2030	806,000	878,540
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	622,000	650,830
5.63%, 2/15/2027 (a)	768,000	811,238

		4,369,923

Electrical Equipment — 0.1%
EnerSys 5.00%, 4/30/2023 (a)	179,000	187,279
Sensata Technologies BV
4.88%, 10/15/2023 (a)	25,000	26,875
5.00%, 10/1/2025 (a)	28,000	31,080

		245,234

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Electronic Equipment, Instruments & Components — 0.7%
CDW LLC 3.25%, 2/15/2029	380,000	380,988
MTS Systems Corp. 5.75%, 8/15/2027 (a)	128,000	132,800
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	1,151,000	1,231,570

		1,745,358

Energy Equipment & Services — 0.2%
Archrock Partners LP
6.88%, 4/1/2027 (a)	154,000	159,998
6.25%, 4/1/2028 (a)	6,000	6,187
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024	251,000	163,150
7.13%, 1/15/2026 (a)	185,000	122,100
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	85,800	67,782
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	46,800	43,699
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	24,700	22,971

		585,887

Entertainment — 2.4%
Cinemark USA, Inc.
4.88%, 6/1/2023	338,000	319,934
8.75%, 5/1/2025 (a)	342,000	368,009
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	438,000	434,715
6.50%, 5/15/2027 (a)	941,000	1,042,158
4.75%, 10/15/2027 (a)	512,000	504,960
Netflix, Inc.
5.88%, 2/15/2025	818,000	933,542
5.88%, 11/15/2028	1,785,000	2,155,709
WMG Acquisition Corp.
5.50%, 4/15/2026 (a)	219,000	227,212
3.88%, 7/15/2030 (a)	127,000	131,355

		6,117,594

Equity Real Estate Investment Trusts (REITs) — 3.1%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	194,000	178,480
CoreCivic, Inc. 4.63%, 5/1/2023	240,000	225,600
ESH Hospitality, Inc.
5.25%, 5/1/2025 (a)	576,000	590,400
4.63%, 10/1/2027 (a)	300,000	304,575
HAT Holdings I LLC 5.25%, 7/15/2024 (a)	78,000	81,120
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	407,000	421,754
iStar, Inc. 4.75%, 10/1/2024	293,000	293,000
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	373,000	400,042
5.75%, 2/1/2027	582,000	648,686
3.88%, 2/15/2029 (a)	1,000,000	1,010,000

Investments	Principal Amount($)	Value($)
RHP Hotel Properties LP 4.75%, 10/15/2027	609,000	604,433
SBA Communications Corp. 3.88%, 2/15/2027 (a)	480,000	494,400
Uniti Group LP
6.00%, 4/15/2023 (a)	523,000	534,114
8.25%, 10/15/2023	301,000	301,376
7.88%, 2/15/2025 (a)	350,000	371,990
VICI Properties LP
3.50%, 2/15/2025 (a)	145,000	147,900
4.25%, 12/1/2026 (a)	731,000	758,412
4.63%, 12/1/2029 (a)	619,000	659,650

		8,025,932

Food & Staples Retailing — 1.3%
Albertsons Cos., Inc.
3.50%, 2/15/2023 (a)	216,000	221,508
4.63%, 1/15/2027 (a)	973,000	1,025,678
5.88%, 2/15/2028 (a)	474,000	511,920
4.88%, 2/15/2030 (a)	293,000	320,454
Rite Aid Corp.
7.50%, 7/1/2025 (a)	203,000	206,543
8.00%, 11/15/2026 (a)	699,000	709,485
Safeway, Inc. 7.25%, 2/1/2031	39,000	45,049
US Foods, Inc.
5.88%, 6/15/2024 (a)	88,000	89,210
6.25%, 4/15/2025 (a)	88,000	93,592

		3,223,439

Food Products — 2.4%
B&G Foods, Inc.
5.25%, 4/1/2025	288,000	298,775
5.25%, 9/15/2027	511,000	534,312
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	113,000	120,345
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	102,000	103,275
JBS USA LUX SA
5.75%, 6/15/2025 (a)	438,000	451,140
6.50%, 4/15/2029 (a)	494,000	565,635
5.50%, 1/15/2030 (a)	12,000	13,489
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	154,000	160,160
4.88%, 11/1/2026 (a)	145,000	150,800
4.88%, 5/15/2028 (a)	562,000	623,820
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a)	288,000	295,834
5.88%, 9/30/2027 (a)	8,000	8,600
Post Holdings, Inc.
5.00%, 8/15/2026 (a)	918,000	952,425
5.75%, 3/1/2027 (a)	871,000	916,727
5.50%, 12/15/2029 (a)	991,000	1,075,235

		6,270,572

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Gas Utilities — 0.4%
AmeriGas Partners LP
5.50%, 5/20/2025	380,000	418,000
5.88%, 8/20/2026	651,000	731,561

		1,149,561

Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	200,000	210,500
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	96,000	100,080
Hologic, Inc. 4.63%, 2/1/2028 (a)	59,000	62,761
Teleflex, Inc.
4.63%, 11/15/2027	192,000	204,000
4.25%, 6/1/2028 (a)	200,000	211,520

		788,861

Health Care Providers & Services — 6.7%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	527,000	530,294
Centene Corp.
5.38%, 6/1/2026 (a)	1,424,000	1,496,980
5.38%, 8/15/2026 (a)	390,000	411,938
4.25%, 12/15/2027	932,000	991,988
4.63%, 12/15/2029	1,672,000	1,833,181
3.38%, 2/15/2030	170,000	178,180
Community Health Systems, Inc.
6.25%, 3/31/2023	251,000	256,334
8.00%, 3/15/2026 (a)	408,000	428,604
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,086,000	1,141,657
Encompass Health Corp.
4.50%, 2/1/2028	785,000	821,455
4.75%, 2/1/2030	205,000	218,145
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	303,000	179,642
HCA, Inc.
5.38%, 2/1/2025	1,246,000	1,394,934
5.38%, 9/1/2026	446,000	506,768
5.63%, 9/1/2028	1,263,000	1,480,994
5.88%, 2/1/2029	639,000	763,822
MEDNAX, Inc. 6.25%, 1/15/2027 (a)	46,000	49,276
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	300,000	315,150
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	200,000	218,000
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (a)	153,000	168,159
Select Medical Corp. 6.25%, 8/15/2026 (a)	158,000	168,665

Investments	Principal Amount($)	Value($)
Tenet Healthcare Corp.
6.75%, 6/15/2023	268,000	288,234
4.88%, 1/1/2026 (a)	529,000	544,870
6.25%, 2/1/2027 (a)	619,000	648,402
5.13%, 11/1/2027 (a)	1,695,000	1,767,038
6.88%, 11/15/2031	252,000	260,820

		17,063,530

Health Care Technology — 0.2%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	591,000	622,027

Hotels, Restaurants & Leisure — 7.2%
1011778 BC ULC (Canada)
4.25%, 5/15/2024 (a)	517,000	527,505
3.88%, 1/15/2028 (a)	695,000	714,808
4.00%, 10/15/2030 (a)	400,000	399,000
Boyd Gaming Corp.
6.38%, 4/1/2026	366,000	380,182
4.75%, 12/1/2027	699,000	710,324
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	130,000	137,105
Caesars Resort Collection LLC
5.75%, 7/1/2025 (a)	581,000	615,134
5.25%, 10/15/2025 (a)	577,000	577,000
Carnival Corp.
11.50%, 4/1/2023 (a)	522,000	594,427
9.88%, 8/1/2027 (a)	250,000	293,125
Cedar Fair LP
5.50%, 5/1/2025 (a)	560,000	588,045
5.25%, 7/15/2029	131,000	134,275
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	381,000	401,002
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	6,000	5,235
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	130,000	145,600
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024 (a)	82,000	74,227
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	805,000	832,563
4.88%, 1/15/2030	389,000	419,389
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	4,000	4,190
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	244,000	249,642
4.88%, 4/1/2027	475,000	495,135
International Game Technology plc
6.50%, 2/15/2025 (a)	600,000	661,500
5.25%, 1/15/2029 (a)	400,000	423,150
IRB Holding Corp. 7.00%, 6/15/2025 (a)	448,000	489,476
KFC Holding Co.
5.25%, 6/1/2026 (a)	866,000	896,258
4.75%, 6/1/2027 (a)	60,000	62,850

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025 (a)	197,000	209,827
6.50%, 9/15/2026	198,000	207,900
4.75%, 1/15/2028	101,000	101,757
MGM Resorts International
6.00%, 3/15/2023	182,000	194,700
5.50%, 4/15/2027	561,000	600,797
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (a)	621,000	729,287
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	982,000	1,010,233
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	297,000	300,713
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	391,000	423,873
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	345,000	364,838
Station Casinos LLC 4.50%, 2/15/2028 (a)	158,000	155,630
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	158,000	169,060
Wyndham Destinations, Inc.
4.25%, 3/1/2022	60,000	61,260
6.60%, 10/1/2025 (b)	35,000	39,287
6.00%, 4/1/2027 (b)	101,000	110,343
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	28,000	28,910
Wynn Las Vegas LLC
4.25%, 5/30/2023 (a)	112,000	112,560
5.50%, 3/1/2025 (a)	630,000	642,600
5.25%, 5/15/2027 (a)	180,000	181,800
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	394,000	400,994
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	1,188,000	1,284,287
6.88%, 11/15/2037	229,000	288,540

		18,450,343

Household Durables — 0.4%
KB Home 4.80%, 11/15/2029	240,000	264,000
Newell Brands, Inc. 4.70%, 4/1/2026 (b)	303,000	326,428
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	182,000	205,795
Tempur Sealy International, Inc. 5.50%, 6/15/2026	260,000	270,829

		1,067,052

Household Products — 0.9%
Central Garden & Pet Co. 5.13%, 2/1/2028	158,000	167,935
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	960,000	1,004,304

Investments	Principal Amount($)	Value($)
Spectrum Brands, Inc.
5.75%, 7/15/2025	447,000	461,612
5.00%, 10/1/2029 (a)	644,000	695,520

		2,329,371

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
5.25%, 6/1/2026 (a)	333,000	345,005
4.50%, 2/15/2028 (a)	332,000	342,790
Clearway Energy Operating LLC 5.75%, 10/15/2025	158,000	166,295

		854,090

Insurance — 0.2%
HUB International Ltd. 7.00%, 5/1/2026 (a)	367,000	383,056

Internet & Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	156,000	164,190
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	189,000	189,945
QVC, Inc. 4.38%, 3/15/2023	438,000	458,805

		812,940

IT Services — 1.0%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	328,000	332,307
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	536,000	553,420
Gartner, Inc. 4.50%, 7/1/2028 (a)	985,000	1,034,250
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	392,000	413,070
8.25%, 2/1/2028 (a)	145,000	157,325
Science Applications International Corp. 4.88%, 4/1/2028 (a)	145,000	152,975

		2,643,347

Leisure Products — 0.4%
Mattel, Inc.
6.75%, 12/31/2025 (a)	325,000	341,802
5.88%, 12/15/2027 (a)	181,000	199,553
6.20%, 10/1/2040	200,000	224,500
5.45%, 11/1/2041	158,000	167,480
Vista Outdoor, Inc. 5.88%, 10/1/2023	78,000	78,585

		1,011,920

Machinery — 0.6%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	34,000	36,082
Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a)	135,000	133,981
Mueller Water Products, Inc. 5.50%, 6/15/2026 (a)	184,000	190,900

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
RBS Global, Inc. 4.88%, 12/15/2025 (a)	231,000	235,620
Tennant Co. 5.63%, 5/1/2025	122,000	126,575
Terex Corp. 5.63%, 2/1/2025 (a)	78,000	80,048
TriMas Corp. 4.88%, 10/15/2025 (a)	130,000	132,640
Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	500,000	525,000

		1,460,846

Media — 6.1%
AMC Networks, Inc. 5.00%, 4/1/2024	341,000	346,967
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	1,149,000	1,147,564
5.13%, 8/15/2027 (a)	719,000	726,190
CSC Holdings LLC
5.50%, 4/15/2027 (a)	1,200,000	1,266,600
6.50%, 2/1/2029 (a)	1,225,000	1,369,317
DISH DBS Corp.
6.75%, 6/1/2021	14,000	14,305
5.00%, 3/15/2023	261,000	271,440
5.88%, 11/15/2024	1,483,000	1,577,222
7.75%, 7/1/2026	410,000	466,465
Gray Television, Inc. 7.00%, 5/15/2027 (a)	89,000	98,122
iHeartCommunications, Inc.
6.38%, 5/1/2026	607,875	643,588
8.38%, 5/1/2027	1,153,361	1,225,446
Lamar Media Corp.
5.75%, 2/1/2026	171,000	177,199
3.75%, 2/15/2028	165,000	166,650
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	230,000	250,033
Meredith Corp. 6.88%, 2/1/2026	635,000	631,825
National CineMedia LLC 5.88%, 4/15/2028 (a)	100,000	78,125
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027 (a)	1,011,000	1,077,979
4.75%, 11/1/2028 (a)	400,000	411,620
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	89,000	91,109
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	296,000	298,220
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	135,000	135,169
Sirius XM Radio, Inc.
4.63%, 7/15/2024 (a)	699,000	723,947
5.00%, 8/1/2027 (a)	447,000	470,343
5.50%, 7/1/2029 (a)	669,000	732,555

Investments	Principal Amount($)	Value($)
TEGNA, Inc. 5.00%, 9/15/2029	57,000	59,956
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (c)	13,000	13,390
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (c)	27,000	29,923
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	1,100,000	1,150,820

		15,652,089

Metals & Mining — 2.7%
Alcoa Nederland Holding BV
6.75%, 9/30/2024 (a)	624,000	645,060
6.13%, 5/15/2028 (a)	911,000	1,005,516
Allegheny Technologies, Inc. 7.88%, 8/15/2023 (b)	510,000	552,075
Arconic Corp.
6.00%, 5/15/2025 (a)	285,000	307,088
6.13%, 2/15/2028 (a)	421,000	456,785
Cleveland-Cliffs, Inc. 9.88%, 10/17/2025 (a)	200,000	233,250
Constellium SE 6.63%, 3/1/2025 (a)	266,000	274,406
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	432,000	472,176
4.63%, 8/1/2030	298,000	330,780
5.40%, 11/14/2034	450,000	557,437
5.45%, 3/15/2043	818,000	1,022,500
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	411,000	423,852
Novelis Corp. 5.88%, 9/30/2026 (a)	260,000	272,675
United States Steel Corp. 12.00%, 6/1/2025 (a)	330,000	376,853

		6,930,453

Multiline Retail — 0.3%
Macy’s, Inc. 8.38%, 6/15/2025 (a)	658,000	717,187

Oil, Gas & Consumable Fuels — 12.1%
Antero Resources Corp. 5.13%, 12/1/2022	216,000	205,200
Apache Corp.
3.25%, 4/15/2022	281,000	281,000
4.38%, 10/15/2028	454,000	462,231
5.10%, 9/1/2040	1,683,000	1,727,179
Buckeye Partners LP
4.15%, 7/1/2023	230,000	232,300
3.95%, 12/1/2026	228,000	223,725
4.50%, 3/1/2028 (a)	1,072,000	1,072,000
Cenovus Energy, Inc. (Canada)
3.00%, 8/15/2022	145,000	145,390
3.80%, 9/15/2023	213,000	219,682
6.75%, 11/15/2039	268,000	318,728

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Cheniere Energy Partners LP
5.25%, 10/1/2025	1,005,000	1,031,381
4.50%, 10/1/2029	842,000	877,381
CNX Resources Corp. 7.25%, 3/14/2027 (a)	78,000	82,485
Comstock Resources, Inc. 9.75%, 8/15/2026	1,232,000	1,302,963
Continental Resources, Inc.
4.50%, 4/15/2023	588,000	602,700
3.80%, 6/1/2024	145,000	146,669
Crestwood Midstream Partners LP 5.63%, 5/1/2027 (a)	236,000	226,982
DCP Midstream Operating LP
4.75%, 9/30/2021 (a)	8,000	8,110
5.38%, 7/15/2025	262,000	282,632
5.13%, 5/15/2029	308,000	326,286
EnLink Midstream Partners LP
4.15%, 6/1/2025	159,000	147,472
5.45%, 6/1/2047	253,000	187,220
EQM Midstream Partners LP
4.75%, 7/15/2023	551,000	562,020
4.00%, 8/1/2024	330,000	328,350
5.50%, 7/15/2028	1,037,000	1,102,891
6.50%, 7/15/2048	312,000	308,880
EQT Corp.
3.00%, 10/1/2022	643,000	645,604
7.88%, 2/1/2025 (b)	854,000	977,830
Genesis Energy LP 6.50%, 10/1/2025	443,000	409,775
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	25,813
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	111,000	114,608
5.13%, 6/15/2028 (a)	34,000	34,871
Hilcorp Energy I LP
5.75%, 10/1/2025 (a)	135,000	131,963
6.25%, 11/1/2028 (a)	86,000	85,140
Jagged Peak Energy LLC 5.88%, 5/1/2026	127,000	131,724
MEG Energy Corp. (Canada) 7.00%, 3/31/2024 (a)	198,000	198,990
Murphy Oil Corp.
5.75%, 8/15/2025	189,000	177,660
5.88%, 12/1/2027	59,000	53,432
6.37%, 12/1/2042 (b)	95,000	76,000
Newfield Exploration Co. 5.38%, 1/1/2026	800,000	838,000
NuStar Logistics LP
6.00%, 6/1/2026	30,000	31,575
5.63%, 4/28/2027	678,000	694,950

Investments	Principal Amount($)	Value($)
Occidental Petroleum Corp.
2.70%, 8/15/2022	518,000	510,385
2.90%, 8/15/2024	775,000	722,688
6.45%, 9/15/2036	919,000	898,139
4.20%, 3/15/2048	145,000	116,725
Ovintiv, Inc. 6.50%, 8/15/2034	1,000,000	1,073,677
Parsley Energy LLC
5.38%, 1/15/2025 (a)	1,100,000	1,133,000
5.63%, 10/15/2027 (a)	651,000	701,127
PBF Holding Co. LLC 9.25%, 5/15/2025 (a)	260,000	258,700
PBF Logistics LP 6.88%, 5/15/2023	78,000	74,784
Range Resources Corp. 5.00%, 8/15/2022	216,000	216,000
SM Energy Co.
5.63%, 6/1/2025	43,000	24,940
6.75%, 9/15/2026	136,000	76,160
6.63%, 1/15/2027	139,000	78,131
Southwestern Energy Co.
6.45%, 1/23/2025 (b)	197,000	201,433
7.75%, 10/1/2027	57,000	60,135
Sunoco LP
4.88%, 1/15/2023	194,000	197,001
6.00%, 4/15/2027	140,000	149,940
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (a)	477,000	472,230
5.50%, 1/15/2028 (a)	415,000	395,288
Targa Resources Partners LP
5.88%, 4/15/2026	1,329,000	1,398,772
6.88%, 1/15/2029	1,217,000	1,364,233
5.50%, 3/1/2030 (a)	236,000	255,970
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	296,000	330,780
Western Midstream Operating LP
4.10%, 2/1/2025 (b)	145,000	144,679
5.05%, 2/1/2030 (b)	639,000	682,481
WPX Energy, Inc.
5.25%, 9/15/2024	1,605,000	1,717,350
5.75%, 6/1/2026	436,000	459,435
4.50%, 1/15/2030	301,000	311,836

		31,065,811

Personal Products — 0.3%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	449,000	482,545
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	283,000	290,013

		772,558

Pharmaceuticals — 2.6%
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	784,000	862,400
Bausch Health Cos., Inc.
6.13%, 4/15/2025 (a)	2,483,000	2,554,734
5.00%, 1/30/2028 (a)	1,046,000	1,045,686
7.25%, 5/30/2029 (a)	592,000	654,130

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	256,000	269,440
Elanco Animal Health, Inc. 5.90%, 8/28/2028 (b)	78,000	91,556
Endo Dac 9.50%, 7/31/2027 (a)	216,000	237,688
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	810,000	874,800

		6,590,434

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)
6.88%, 8/15/2026 (a)	135,000	144,619
10.25%, 2/15/2027 (a)	166,000	186,335

		330,954

Real Estate Management & Development — 0.1%
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	241,000	244,314

Road & Rail — 0.4%
Avis Budget Car Rental LLC
5.25%, 3/15/2025 (a)	219,000	217,357
10.50%, 5/15/2025 (a)	450,000	525,299
5.75%, 7/15/2027 (a)	250,000	250,300

		992,956

Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc. 4.63%, 2/10/2026 (a)	373,000	384,190
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	391,000	409,944
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	216,000	222,480

		1,016,614

Software — 1.0%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	35,000	37,144
Ascend Learning LLC 6.88%, 8/1/2025 (a)	280,000	288,400
BY Crown Parent LLC 4.25%, 1/31/2026 (a)	216,000	221,940
CDK Global, Inc.
4.88%, 6/1/2027	332,000	349,538
5.25%, 5/15/2029 (a)	22,000	24,145
Change Healthcare Holdings LLC 5.75%, 3/1/2025 (a)	14,000	14,262
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	236,000	264,320
Nuance Communications, Inc. 5.63%, 12/15/2026	200,000	211,322
PTC, Inc. 4.00%, 2/15/2028 (a)	366,000	381,098
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	827,000	884,799

		2,676,968

Investments	Principal Amount($)	Value($)
Specialty Retail — 2.7%
Gap, Inc. (The)
8.63%, 5/15/2025 (a)	324,000	360,045
8.88%, 5/15/2027 (a)	535,000	620,600
L Brands, Inc.
5.63%, 10/15/2023	33,000	35,255
6.88%, 7/1/2025 (a)	598,000	646,587
7.50%, 6/15/2029	403,000	444,457
6.88%, 11/1/2035	873,000	950,479
Penske Automotive Group, Inc. 5.50%, 5/15/2026	88,000	91,520
PetSmart, Inc.
7.13%, 3/15/2023 (a)	1,655,000	1,634,230
5.88%, 6/1/2025 (a)	508,000	513,842
Staples, Inc.
7.50%, 4/15/2026 (a)	873,000	879,548
10.75%, 4/15/2027 (a)	702,000	659,880

		6,836,443

Technology Hardware, Storage & Peripherals — 1.3%
Dell, Inc. 6.50%, 4/15/2038	293,000	363,759
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	406,000	445,585
NCR Corp.
5.75%, 9/1/2027 (a)	729,000	767,273
5.00%, 10/1/2028 (a)	328,000	339,480
6.13%, 9/1/2029 (a)	1,361,000	1,475,487

		3,391,584

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	135,000	141,919
4.88%, 5/15/2026 (a)	35,000	37,625
William Carter Co. (The) 5.63%, 3/15/2027 (a)	190,000	200,212

		379,756

Thrifts & Mortgage Finance — 2.3%
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022 (a)	240,000	239,400
REIT, 4.25%, 2/1/2027 (a)	268,000	247,565
Nationstar Mortgage Holdings, Inc.
9.13%, 7/15/2026 (a)	898,000	964,227
5.50%, 8/15/2028 (a)	692,000	720,545
Quicken Loans LLC
5.25%, 1/15/2028 (a)	2,247,000	2,381,820
3.88%, 3/1/2031 (a)	216,000	218,700
Radian Group, Inc. 4.88%, 3/15/2027	1,041,000	1,106,063

		5,878,320

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Trading Companies & Distributors — 2.5%
AerCap Holdings NV (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (c)	400,000	377,748
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	10,000	10,135
H&E Equipment Services, Inc. 5.63%, 9/1/2025	79,000	82,579
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	535,000	563,756
United Rentals North America, Inc.
5.50%, 5/15/2027	329,000	353,881
4.88%, 1/15/2028	1,445,000	1,542,537
5.25%, 1/15/2030	939,000	1,049,333
WESCO Distribution, Inc.
5.38%, 6/15/2024	293,000	299,959
7.13%, 6/15/2025 (a)	550,000	598,812
7.25%, 6/15/2028 (a)	1,450,000	1,628,988

		6,507,728

Wireless Telecommunication Services — 2.3%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	79,000	87,888
Sprint Communications, Inc. 6.00%, 11/15/2022	250,000	269,062
Sprint Corp.
7.88%, 9/15/2023	2,601,000	2,997,652
7.13%, 6/15/2024	330,000	384,038
T-Mobile USA, Inc.
6.50%, 1/15/2026	1,314,000	1,365,509
4.50%, 2/1/2026	261,000	268,047
4.75%, 2/1/2028	262,000	281,338
United States Cellular Corp. 6.70%, 12/15/2033	114,000	149,340
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	97,000	119,232

		5,922,106

TOTAL CORPORATE BONDS (Cost $241,873,130)		249,268,919

	Shares
SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (d)(e) (Cost $4,166,227)	4,166,227	4,166,227

Total Investments — 98.8% (Cost $246,039,357)		253,435,146

Investments	Shares	Value($)
Other Assets Less Liabilities — 1.2%		3,070,928

Net Assets — 100.0%		256,506,074

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of November 30, 2020.

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$249,268,919	$—	$249,268,919
Short-Term Investments
Investment Companies	4,166,227	—	—	4,166,227

Total Investments in Securities	$4,166,227	$249,268,919	$—	$253,435,146

B. Investment Transactions with Affiliates – The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	$2,675,130	$9,260,615	$11,935,745	$—	$—	$—	$—	$3,631	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a)(b)	1,006,572	85,856,858	82,697,203	—	—	4,166,227	4,166,227	3,173	—

Total	$3,681,702	$95,117,473	$94,632,948	$—	$—	$4,166,227		$6,804	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.